Annual Fund Operating Expenses - First Trust Innovation Leaders ETF - First Trust Innovation Leaders ETF	May 24, 2021
Operating Expenses:
Management Fees	0.75%
Distribution and Service (12b-1) Fees	none
Other Expenses	none	[1]
Total Annual Fund Operating Expenses	0.75%

[1]	“Other Expenses” is an estimate based on the expenses the Fund expects to incur for the current fiscal year.